Sales revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Disclosure of revenue [text block]
23.	Sales revenue from contracts with customers

The following is the breakdown of sales revenue for the years ended December 31, 2018, 2017 and 2016:

	2018	2017	2016
National sales
Mid–distillates	11,586,192	9,590,326	8,553,503
Gasoline and turbo fuels	7,952,852	6,990,187	6,092,739
Transport services	3,531,404	3,589,553	3,817,991
Natural gas	1,885,846	1,815,754	1,988,336
Plastic and rubber	822,367	833,982	724,708
LPG and propane	574,639	509,619	405,869
Crude oil	550,479	909,871	553,666
Fuel oil	509,482	354,058	148,248
Asphalts	335,426	275,803	340,400
Aromatics	282,545	217,418	186,228
Polyethylene	270,887	167,348	203,959
Services	239,410	283,799	225,293
Other income gas contracts	156,031	188,195	271,337
Other products	489,507	280,226	184,873
	29,187,067	26,006,139	23,697,150
Recognition of price differential (1)	3,835,533	2,229,953	1,048,022
	33,022,600	28,236,092	24,745,172
Foreign sales
Crude oil	26,898,737	21,479,063	17,278,579
Diesel	3,050,839	1,213,740	1,604,498
Fuel oil	2,053,594	1,982,408	2,158,539
Gasoline and turbo fuels	1,782,194	1,223,994	1,046,758
Plastic and rubber	1,268,582	1,169,101	1,171,342
Natural gas	27,899	32,303	58,809
LPG and propane	20,212	15,631	8,568
Cash flow hedge for future exports – Reclassification to profit or loss (Note 28.1.2)	128,404	160,772	33,074
Other products	350,811	441,124	380,222
	35,581,272	27,718,136	23,740,389
	68,603,872	55,954,228	48,485,561

(1)
Corresponds to the application of Decree 1068 of 2015, which establishes the procedure to recognize the subsidy for refiners and importers of current motor gasoline and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition from contracts with customers.

Sales by geographic areas

The following are the sales revenue by geographic area for the years ended December 31, 2018, 2017 and 2016:

	2018	%	2017	%	2016	%
Colombia	33,022,600	48.1%	28,236,092	50.5%	24,745,172	51.0%
United States	14,765,674	21.5%	12,532,932	22.4%	11,956,967	24.7%
Asia	12,271,225	17.9%	6,136,796	11.0%	2,717,414	5.6%
Central America and the Caribbean	4,449,033	6.5%	6,070,565	10.8%	3,551,894	7.3%
South America and others	2,968,038	4.3%	1,947,226	3.5%	2,568,163	5.3%
Europe	1,127,302	1.6%	1,030,617	1.8%	2,945,951	6.1%
	68,603,872	100%	55,954,228	100%	48,485,561	100%

Concentration of customers

During 2018, Organización Terpel S.A. represented 14.0% of sales revenue for the period (2017 – 14.3% and 2016 – 14.4%); no other customer represented more than 10% of total sales. There is no risk of the Ecopetrol Business Group's financial situation being affected by a potential loss of the client. The commercial relationship with this customer is for the sale of refined products and transportation services.